UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                    FORM 13F

Report for the Calendar Year or Quarter Ended:     December 31, 2009

Check here if Amendment [ ]                        Amendment Number: _________

Institutional Investment Manager Filing this Report:

Name:        Bluefin Investment Management LLC
Address:     1235 Westlakes Drive, Suite 130
             Berwyn, PA 19312

Form 13F File Number:  28-

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all the information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott Burney
Title:     Member
Phone:     (610) 540-0019

Signature, Place, and Date of Signing:

/s/ Scott Burney                  Berwyn, PA            February 16, 2010
----------------          ------------------------      -----------------
  [Signature]                   [City, State]                 [Date]

Report Type:

[X]     13F HOLDINGS REPORT

[  ]    13F NOTICE

[  ]    13F COMBINATION REPORT

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                             Form 13F SUMMARY PAGE

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: US$ 142,672,216 (thousands)

List of Other Included Managers:
None

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                                          Title of             Value    Shr/PRN  SH/  Put/  Investment  Other     Voting Authority
Name of Issuer                            Class     CUSIP      (x1000)  Amount   PRN  Call  Discretion  Managers  Sole Shared Other
---------------------------------------  ---------  ---------  -------  -------  ---  ----  ----------  --------  ---- ------ -----
3PAR INC.                                 COM       88580F109   1,685   142,200  SH         Sole                  Sole
ADDUS HOMECARE CORP                       COM       006739106   1,893   205,800  SH         Sole                  Sole
AMERICAN EAGLE OUTFITTERS INC (NEW)       COM       02553E106   6,174   363,600  SH         Sole                  Sole
ANAREN INC                                COM       032744104   2,861   190,100  SH         Sole                  Sole
APOLLO GROUP INC                          CL A      037604105   3,574    59,000  SH         Sole                  Sole
AVAGO TECHNOLOGIES, INC.                  COM       Y0486S104   5,824   318,400  SH         Sole                  Sole
BIOSCRIP INC.                             COM       09069N108   3,571   427,200  SH         Sole                  Sole
CHECK POINT SOFTWARE TECH. LTD            COM       M22465104   6,729   198,600  SH         Sole                  Sole
CINEMARK HOLDINGS, INC.                   COM       17243V102   6,472   450,400  SH         Sole                  Sole
COGENT, INC.                              COM       19239Y108     904    87,000  SH         Sole                  Sole
COGNIZANT TECHNOLOGY SOLUTIONS CORP       COM       192446102   7,071   156,000  SH         Sole                  Sole
CONCEPTUS INC                             COM       206016107   2,664   142,000  SH         Sole                  Sole
CONSTANT CONTACT INC                      COM       210313102   1,699   106,200  SH         Sole                  Sole
CORNELL COMPANIES INC                     COM       219141108   2,565   113,000  SH         Sole                  Sole
CORRECTIONS CORP OF AMERICA               COM       22025Y407   4,495   183,100  SH         Sole                  Sole
DEXCOM, INC.                              COM       252131107   4,686   580,700  SH         Sole                  Sole
DRAGONWAVE, INC.                          COM       26144M103   3,005   250,700  SH         Sole                  Sole
ENDOLOGIX INC                             COM       29266S106   1,675   317,200  SH         Sole                  Sole
ENTEGRIS, INC.                            COM       29362U104   3,101   587,300  SH         Sole                  Sole
EURAND N.V.                               COM       N31010106   2,555   198,100  SH         Sole                  Sole
FTI CONSULTING, INC.                      COM       302941109   6,121   129,800  SH         Sole                  Sole
GENOPTIX, INC.                            COM       37243V100   6,538   184,000  SH         Sole                  Sole
GEOEYE INC                                COM       37250W108   3,309   118,700  SH         Sole                  Sole
GRAND CANYON EDUCATION, INC.              COM       38526M106   3,030   159,400  SH         Sole                  Sole
HHGREGG INC.                              COM       42833L108   5,331   242,000  SH         Sole                  Sole
INSULET CORPORATION                       COM       45784P101   5,756   403,100  SH         Sole                  Sole
OLD DOMINION FGHT LINES INC               COM       679580100   2,671    87,000  SH         Sole                  Sole
OLD DOMINION FGHT LINES INC               COM       679580100     241       555       Put   Sole                  Sole
OLD DOMINION FGHT LINES INC               COM       679580100      57       554       Put   Sole                  Sole
RIGHTNOW TECHNOLOGIES, INC.               COM       76657R106   3,233   186,100  SH         Sole                  Sole
SXC HEALTH SOLUTIONS CORP                 COM       78505P100   5,039    93,400  SH         Sole                  Sole
TALECRIS BIOTHERAPEUTICS HLD              COM       874227101   3,528   158,400  SH         Sole                  Sole
ULTA SALON COSMETICS & FRAG               COM       90384S303   6,098   335,800  SH         Sole                  Sole
UNITED THERAPEUTICS CORP                  COM       91307C102   7,266   138,000  SH         Sole                  Sole
UNIVERSAL DISPLAY CORP                    COM       91347P105   1,751   141,700  SH         Sole                  Sole
VANDA PHARMACEUTICALS INC                 COM       921659108   4,858   431,800  SH         Sole                  Sole
WASTE CONNECTIONS INC                     COM       941053100   4,641   139,200  SH         Sole                  Sole
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